Note 5 (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments Reporting [Abstract]
Total group assets by operating segment [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments and the Corporate Center as of June 30, 2024 and December 31, 2023, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2024	December 2023 ⁽¹⁾
Spain	421,032	457,573
Mexico	170,505	173,489
Turkey	75,456	68,329
South America	67,749	64,779
Rest of Business	61,564	64,274
Subtotal assets by operating segments	796,306	828,445
Corporate Center and adjustments	(36,771)	(52,886)
Total assets BBVA Group	759,534	775,558
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.

Main margins and profit by operating segments [Table Text Block]
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2024 and 2023:

Main margins and profit by operating segments (Millions of Euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
June 2024
Net interest income	12,993	3,211	5,968	605	3,075	335	(201)
Gross income	17,446	4,626	7,910	1,892	2,639	678	(300)
Operating profit /(loss) before tax	7,780	2,603	3,938	914	625	306	(606)
Attributable profit (loss)	4,994	1,790	2,858	351	317	235	(557)
June 2023 ⁽[1]⁾
Net interest income	11,410	2,544	5,264	980	2,503	260	(140)
Gross income	14,148	3,630	6,774	1,480	2,415	566	(716)
Operating profit /(loss) before tax	6,122	1,794	3,570	786	772	277	(1,077)
Attributable profit (loss)	3,878	1,212	2,604	524	361	216	(1,039)
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments, therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.